Business Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Percentage Of Sale Of Customer Maximum	10.00%	10.00%	10.00%
Capitalized Computer Software, Period Increase (Decrease)	$ 8.4	$ 5.3	$ 5.5